SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Mar. 31, 2016
Computer equipment and application software
Property and equipment, net
Estimated useful life	5 years
Furniture and fixtures
Property and equipment, net
Estimated useful life	5 years
Medical equipment
Property and equipment, net
Estimated useful life	10 years
Motor vehicles
Property and equipment, net
Estimated useful life	5 years